Anti-dilution warrants - Sensitivity analysis (Details) - Exit probabilities - Financial liabilities measured at fair value through profit and loss € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Series A anti-dilution warrants
Anti-dilution warrants
Percentage of possible decrease in unobservable inputs	5.00%
Increase (Decrease) in fair value due to possible decrease in unobservable input of liabilities	€ 30
Series B anti-dilution warrants
Anti-dilution warrants
Percentage of possible decrease in unobservable inputs	5.00%
Increase (Decrease) in fair value due to possible decrease in unobservable input of liabilities	€ 456
Series C anti-dilution warrants
Anti-dilution warrants
Percentage of possible decrease in unobservable inputs	5.00%
Increase (Decrease) in fair value due to possible decrease in unobservable input of liabilities	€ 446
Series D anti-dilution warrants
Anti-dilution warrants
Percentage of possible decrease in unobservable inputs	5.00%
Increase (Decrease) in fair value due to possible decrease in unobservable input of liabilities	€ 521